Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fixed earnings credit given to all new participants in pension and postretirement plans				3.00%
Minimum annual earnings credit per participant				$ 2,000	$ 2,000
Percentage of bonds with highest yields excluded from calculation of yield curve for pension plan assumptions				10.00%
Percentage of bonds with lowest yields excluded from calculation of yield curve for pension plan assumptions				40.00%
Expected long-term return on plan assets	5.75%	6.00%	6.38%
Expected long-term return on plan assets in 2020				5.50%
Defined Contribution Plan, eligible compensation for deferral in absence of election otherwise (percent)				4.00%
Defined Contribution Plan, employee benefit plan expense				$ 139,000	139,000	$ 125,000
Qualified Pension
Defined Benefit Plan Disclosure [Line Items]
Employer contribution					200,000
Pension plan, decline in discount rate (percent)				0.50%
Nonqualified Pension
Defined Benefit Plan Disclosure [Line Items]
Employer contribution				$ 31,000	$ 24,000
Pension plan, decline in discount rate (percent)				0.50%